Non-Current Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [text block table]
in € m.	Dec 31, 2019	Dec 31, 2018
Cash and central bank balances	0	8
Financial assets at fair value through profit or loss	4,951	3
Loans	0	2,564
Property and equipment	15	62
Other assets	10	42
Total assets classified as held for sale	4,976	2,679

Deposits	0	874
Financial liabilities at fair value through profit or loss	2,671	4
Other liabilities	6,978	364
Total liabilities classified as held for sale	9,650	1,242